Mineral Property, Pland and Equipment (Net Value Carrying Values) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 2,813.3	$ 2,753.4
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	814.0	769.1
Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,672.2	1,588.3
Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	90.7	75.4
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	236.4	320.6
Operating segments [member] | Young-Davidson [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1,444.3	1,432.0
Operating segments [member] | Young-Davidson [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	608.9	589.5
Operating segments [member] | Young-Davidson [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	744.7	767.1
Operating segments [member] | Young-Davidson [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	90.7	75.4
Operating segments [member] | Young-Davidson [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Mulatos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	211.4	212.0
Operating segments [member] | Mulatos [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	115.6	112.9
Operating segments [member] | Mulatos [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	95.8	99.1
Operating segments [member] | Mulatos [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Mulatos [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Island Gold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	800.1	774.9
Operating segments [member] | Island Gold [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	79.5	54.8
Operating segments [member] | Island Gold [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	720.6	720.1
Operating segments [member] | Island Gold [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Island Gold [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | El Chanate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	2.3	6.1
Operating segments [member] | El Chanate [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	1.5	4.1
Operating segments [member] | El Chanate [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.8	2.0
Operating segments [member] | El Chanate [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | El Chanate [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Operating segments [member] | Kirazli Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	113.5
Operating segments [member] | Kirazli Segment [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	3.2
Operating segments [member] | Kirazli Segment [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	110.3
Operating segments [member] | Kirazli Segment [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0
Operating segments [member] | Kirazli Segment [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0
Corporate and other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	241.7	328.4
Corporate and other [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	5.3	7.8
Corporate and other [Member] | Mineral Property - Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other [Member] | Mineral Property - Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	0.0	0.0
Corporate and other [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, plant and equipment	$ 236.4	$ 320.6